BUSINESS ACQUISITION (Schedule Of Significant Acquisitions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill	$ 101,937
-contingent consideration	66,794
Shandong [Member]
Cash	0
Goodwill	26,550
NCI	7,965
-cash consideration	0
-contingent consideration	18,585
Total	18,585
Chongqing [Member]
Cash	2,727
Goodwill	11,719
NCI	4,334
-cash consideration	818
-contingent consideration	9,294
Total	10,112
Wuhan [Member]
Cash
Goodwill	10,405
NCI	3,121
-cash consideration
-contingent consideration	7,284
Total	7,284
Other Used Car Dealer [Member]
Cash	1,270
Goodwill	38,317
NCI	11,876
-cash consideration	381
-contingent consideration	27,330
Total	$ 27,711